Other Intangible Assets	6 Months Ended
Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets
3. Other Intangible Assets
Intangible assets with finite lives are amortized on a straight-line basis over the estimated useful life of the assets. Amortizing intangible assets consist of value of distribution acquired (VODA), value of customer relationships acquired (VOCRA), trade names, and technology.
Identified intangible assets recognized by the Company included the following:

	As of June 30, 2018		As of December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
VODA	$782.0	$(54.9)	$782.0	$(43.5)
VOCRA	361.8	(87.3)	361.8	(69.4)
Trade names	190.0	(27.0)	190.0	(21.4)
Technology	72.0	(34.8)	72.0	(27.6)
Total intangible assets subject to amortization	1,405.8	(204.0)	1,405.8	(161.9)
Insurance licenses	11.0	—	11.0	—
Total intangible assets	$1,416.8	$(204.0)	$1,416.8	$(161.9)

The following table sets forth the estimated future aggregate amortization expense for the next 5 years:

Year	Amount
2018 (remaining)	$42.3
2019	84.5
2020	84.5
2021	70.9
2022	69.6